Intangible Assets	12 Months Ended
Dec. 31, 2017
Computer software [member]
Intangible Assets

Note 15: Computer Software

Computer software consists of the following:

	2017	2016
Cost:
Balance at January 1,	6,331	6,616
Additions:
Internally developed	694	678
Purchased	54	46
Acquisitions	18	19
Removed from service	(426)	(506)
Transfer to assets held for sale	-	(449)
Translation and other, net	39	(73)
Balance at December 31,	6,710	6,331
Accumulated amortization:
Balance at January 1,	(4,937)	(5,130)
Current year amortization - continuing operations	(699)	(711)
Current year amortization - discontinued operations(1)	-	(1)
Removed from service	426	506
Transfer to assets held for sale	-	326
Translation and other, net	(42)	73
Balance at December 31,	(5,252)	(4,937)

Carrying amount at December 31:	1,458	1,394

(1) Represents amortization expense through January 2016 when the IP & Science business was classified as a discontinued operation.

Fully amortized assets are retained in cost and accumulated amortization accounts until such assets are removed from service. Proceeds from disposals are netted against the related assets and the accumulated amortization and included within “Operating profit” in the consolidated income statement.

Other identifiable intangible assets [member]
Intangible Assets

Note 16: Other Identifiable Intangible Assets

	Indefinite Useful Life	Finite Useful Life
	Trade Names	Trade Names	Customer Relationships(1)	Databases and Content	Other	Total
Cost:
December 31, 2015	2,646	350	6,533	893	1,778	12,200
Acquisitions	-	2	28	3	-	33
Removed from service	-	(4)	-	(2)	(20)	(26)
Transfer to assets held for sale	-	(93)	(285)	(97)	(141)	(616)
Translation and other, net	-	(1)	(148)	(21)	(54)	(224)
December 31, 2016	2,646	254	6,128	776	1,563	11,367
Acquisitions	-	5	40	7	-	52
Removed from service	-	(15)	-	(1)	(21)	(37)
Translation and other, net	-	3	185	15	42	245
December 31, 2017	2,646	247	6,353	797	1,584	11,627

Accumulated amortization:
December 31, 2015	-	(293)	(3,485)	(630)	(1,375)	(5,783)
Current year amortization - continuing operations	-	(16)	(412)	(47)	(53)	(528)
Current year amortization - discontinued operations(2)	-	-	(1)	-	-	(1)
Removed from service	-	4	-	2	20	26
Transfer to assets held for sale	-	67	168	87	114	436
Translation and other, net	-	1	83	14	40	138
December 31, 2016	-	(237)	(3,647)	(574)	(1,254)	(5,712)
Current year amortization - continuing operations	-	(11)	(367)	(43)	(47)	(468)
Removed from service	-	15	-	1	21	37
Translation and other, net	-	(3)	(109)	(11)	(46)	(169)
December 31, 2017	-	(236)	(4,123)	(627)	(1,326)	(6,312)
Carrying amount:
December 31, 2016	2,646	17	2,481	202	309	5,655
December 31, 2017	2,646	11	2,230	170	258	5,315

(1) The balance at December 31, 2017 includes a carrying amount of $1,462 million with a remaining amortization period of four to six years, arising from the Reuters acquisition in 2008.

(2) Represents amortization expense through January 2016 when the IP & Science business was classified as a discontinued operation.

The carrying amount of the indefinite-lived trade names is comprised of the following:

•	Reuters trade name of $1,939 million at December 31, 2017 and 2016, which is included within the Financial & Risk CGU; and

•	West trade name of $707 million at December 31, 2017 and 2016, which is included in a CGU within the Legal segment.

Due to widespread brand recognition, long history and expected future use, these trade names have been assigned indefinite lives. The Company performed its annual test for impairment of indefinite-lived intangible assets in the fourth quarter of 2017. The key assumptions used in the test were as follows:

	Perpetual Growth Rate(1)	Discount Rate	Pre-Tax Royalty Rate
Reuters	3.0%	8.3%	3.5%
West	2.0%	7.4%	5.0%

(1)  The perpetual growth rate is applied to the final year of cash flow projections.

The estimated fair value less costs of disposal of the trade names exceeded their carrying values by more than 86% for each of the trade names. As a result, no impairment was recorded. Based on sensitivity analysis, no reasonably possible change in assumptions would cause the carrying amount of any trade name to exceed its recoverable amount.